Pioneer Fund

Schedule of Investments | September 30, 2021

Ticker Symbols: Class A PIODX Class C PCODX Class K PIOKX Class R PIORX Class Y PYODX

 Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 96.7%
		COMMON STOCKS - 96.7% of Net Assets
		Air Freight & Logistics - 3.0%
1,260,250		United Parcel Service, Inc., Class B	$229,491,525
		Total Air Freight & Logistics	$229,491,525
		Banks - 9.1%
3,693,355		Citizens Financial Group, Inc.	$173,513,818
2,945,413		Truist Financial Corp.	172,748,472
7,426,039		Wells Fargo & Co.	344,642,470
		Total Banks	$690,904,760
		Beverage - 3.0%
4,278,370		Coca-Cola Co.	$224,486,074
		Total Beverage	$224,486,074
		Biotechnology - 2.2%
269,975	(a)	Biogen, Inc.	$76,400,225
154,411	(a)	Regeneron Pharmaceuticals, Inc.	93,446,449
		Total Biotechnology	$169,846,674
		Building Product - 1.4%
2,095,650		Carrier Global Corp.	$108,470,844
		Total Building Product	$108,470,844
		Capital Market - 1.3%
493,828		CME Group, Inc.	$95,496,459
		Total Capital Market	$95,496,459
		Chemical - 2.4%
1,340,641		International Flavors & Fragrances, Inc.	$179,270,515
		Total Chemical	$179,270,515
		Construction Material - 2.2%
493,192		Martin Marietta Materials, Inc.	$168,513,843
		Total Construction Material	$168,513,843
		Consumer Discretionary - 0.9%
488,905		NIKE, Inc., Class B	$71,003,673
		Total Consumer Discretionary	$71,003,673
		Electrical Equipment - 0.5%
269,543		Eaton Corp. Plc	$40,245,465
		Total Electrical Equipment	$40,245,465
		Energy Equipment & Service - 3.0%
7,708,844		Schlumberger, Ltd.	$228,490,136
		Total Energy Equipment & Service	$228,490,136
		Entertainment - 5.1%
1,431,470		Electronic Arts, Inc.	$203,626,607
1,978,237	(a)	Live Nation Entertainment, Inc.	180,276,738
		Total Entertainment	$383,903,345
		Food & Staple Retailing - 2.1%
348,706		Costco Wholesale Corp.	$156,691,041
		Total Food & Staple Retailing	$156,691,041
		Health Care - 2.4%
319,011		Thermo Fisher Scientific, Inc.	$182,260,555
		Total Health Care	$182,260,555
		Health Care Equipment & Supplies - 2.2%
404,365		Danaher Corp.	$123,104,880
347,051		Medtronic Plc	43,502,843
		Total Health Care Equipment & Supplies	$166,607,723
		Health Care Provider & Service - 1.0%
184,029		UnitedHealth Group, Inc.	$71,907,491
		Total Health Care Provider & Service	$71,907,491
		Hotels, Restaurants & Leisure - 2.6%
1,875,852	(a)	Planet Fitness, Inc.	$147,348,175
615,565	(a)	Shake Shack, Inc.	48,297,230
		Total Hotels, Restaurants & Leisure	$195,645,405
		Interactive Media & Service - 6.6%
186,743	(a)	Alphabet, Inc.	$499,261,145
		Total Interactive Media & Service	$499,261,145
		Internet & Direct Marketing Retail - 4.1%
76,731	(a)	Amazon.com, Inc.	$252,064,404
23,242	(a)	Booking Holdings, Inc.	55,173,487
		Total Internet & Direct Marketing Retail	$307,237,891
		IT Services - 7.9%
1,207,097	(a)	Akamai Technologies, Inc.	$126,250,275
1,026,518	(a)	PayPal Holdings, Inc.	267,110,249
934,652		Visa, Inc.	208,193,733
		Total IT Services	$601,554,257
		Life Science Tool & Service - 1.0%
471,164		Agilent Technologies, Inc.	$74,222,465
		Total Life Science Tool & Service	$74,222,465

 Schedule of Investments | 9/30/21 (unaudited)(continued)

Shares			Value
		Machinery - 1.0%
383,269		Caterpillar, Inc.	$73,576,150
		Total Machinery	$73,576,150
		Oil, Gas & Consumable Fuel - 0.8%
790,164		EOG Resources, Inc.	$63,426,464
		Total Oil, Gas & Consumable Fuel	$63,426,464
		Personal Product - 0.8%
211,071		Estee Lauder Cos, Inc.	$63,306,525
		Total Personal Product	$63,306,525
		Pharmaceutical - 3.6%
8,645,622	(a)	Elanco Animal Health, Inc.	$275,708,886
		Total Pharmaceutical	$275,708,886
		Road & Rail - 3.0%
1,161,759		Union Pacific Corp.	$227,716,382
		Total Road & Rail	$227,716,382
		Semiconductors & Semiconductor Equipment - 7.9%
1,772,522		Analog Devices, Inc.	$296,861,985
268,909		Lam Research Corp.	153,049,557
735,213		NVIDIA Corp.	152,306,725
		Total Semiconductors & Semiconductor Equipment	$602,218,267
		Software - 7.7%
1,610,950		Microsoft Corp.	$454,159,024
41,675	(a)	MicroStrategy, Inc.	24,104,820
386,751	(a)	salesforce.com, Inc.	104,894,606
		Total Software	$583,158,450
		Specialty Retail - 3.0%
396,041		Home Depot, Inc.	$130,004,419
279,967	(a)	Ulta Beauty, Inc.	101,045,689
		Total Specialty Retail	$231,050,108
		Technology Hardware, Storage & Peripheral - 4.9%
2,642,376		Apple, Inc.	$373,896,204
		Total Technology Hardware, Storage & Peripheral	$373,896,204
		TOTAL COMMON STOCKS
		(Cost $5,097,482,569)	$7,339,568,722
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.7%
		(Cost $5,097,482,569)	$7,339,568,722
		OTHER ASSETS AND LIABILITIES - 3.3%	$252,873,775
		NET ASSETS - 100.0%	$7,592,442,497

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,339,568,722	$ –	$ –	$ 7,339,568,722
Total Investments in Securities	$ 7,339,568,722	$ –	$ –	$ 7,339,568,722

During the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Fund | 9/30/21